Note Guarantees (Changes in the Corporation's liability of estimated losses from credit recourses agreements) (Detail) - Financial Guarantee - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Guarantor Obligations [Line Items]
Balance as of beginning of period	$ 54,489	$ 58,663
Provision	20,446	14,548
Net charge-offs	(16,115)	(18,722)
Balance as of end of period	$ 58,820	$ 54,489